Share capital (Details 3)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 5.89
Number of warrants Outstanding | shares	8,974,043
Warrants Seventeen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	373
Expiry Date	January 20, 2026
Warrants Eighteen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1.50
Number of warrants Outstanding | shares	500,000
Expiry Date	May 15, 2028
Warrants One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 2.40
Number of warrants Outstanding | shares	400,000
Expiry Date	February 27, 2025
Warrants Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 10.95
Number of warrants Outstanding | shares	200,000
Expiry Date	February 27, 2025
Warrants Three [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1.50
Number of warrants Outstanding | shares	37,500
Expiry Date	May 15, 2025
Warrants Four [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 3.00
Number of warrants Outstanding | shares	37,500
Expiry Date	May 15, 2025
Warrants Five [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 1.50
Number of warrants Outstanding | shares	50,000
Expiry Date	May 23, 2025
Warrants Six [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 2.40
Number of warrants Outstanding | shares	400,000
Expiry Date	March 24, 2025
Warrants Seven [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 5.47
Number of warrants Outstanding | shares	400,000
Expiry Date	March 24, 2025
Warrants Eight [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 10.95
Number of warrants Outstanding | shares	200,000
Expiry Date	March 24, 2025
Warrants Nine [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	3,730
Expiry Date	May 4, 2025
Warrants Ten [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	1,865
Expiry Date	May 10, 2025
Warrants Eleven [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	3,730
Expiry Date	May 17, 2025
Warrants Twelve [Member
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	1,865
Expiry Date	May 31, 2025
Warrants Thirtteen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 9.65
Number of warrants Outstanding | shares	1,500,000
Expiry Date	June 8, 2025
Warrants Fourteen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 7.75
Number of warrants Outstanding | shares	1,381,215
Expiry Date	August 6, 2025
Warrants Fifteen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 4.53
Number of warrants Outstanding | shares	3,454,543
Expiry Date	October 20, 2025
Warrants Sixteen [Member]
Statement [Line Items]
Exercise Price warrants Outstanding | $ / shares	$ 26.73
Number of warrants Outstanding | shares	1,722
Expiry Date	January 16, 2026